N-2 - USD ($)		Sep. 04, 2026	Aug. 26, 2026
Cover [Abstract]
Entity Central Index Key		0001171471
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		Calamos Convertible Opportunities and Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Sales Load (as a percentage of offering price)	1.00	%(1)
Offering Expenses Borne by the Fund (as a percentage of offering price)	-%
Dividend Reinvestment Plan Fees (per sales transaction fee)(2)	$15.00

(1)          Represents the estimated commission with respect to the Fund’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Fund’s common shares pursuant to this prospectus supplement and the accompanying prospectus. Actual sales of the Fund’s common shares under this prospectus supplement and the accompanying prospectus, if any, may be less than as set forth under “Capitalization” above. In addition, the price per share of any such sale may be greater or less than the price set forth under “Capitalization” above, depending on the market price of the Fund’s common shares at the time of any such sale.

(2)          Shareholders will pay a $15.00 transaction fee plus a $0.02 per share brokerage charge if they direct Computershare Shareowner Services LLC (the “Plan Agent”) to sell common shares held in an account of the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). In addition, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends or distributions. If a participant elects to have the Plan Agent sell part or all of his or her common shares and remit the proceeds, such participant will be charged his or her pro rata share of brokerage commissions on the shares sold. See “Dividends and Distributions on Common Shares; Automatic Dividend Reinvestment Plan” on page 72 of the accompanying prospectus.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 15
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.00%
Annual Expenses [Table Text Block]
Annual Expenses	Percentage of Average Net Assets Attributable to Common Shareholders
Management Fee(3)	1.18%
Interest Payments on Borrowed Funds(4)	1.39%
Preferred Stock Dividend Payments(5)	0.59%
Other Expenses(6)	0.08%
Total Annual Expenses	3.24%

(3)          The Fund pays Calamos an annual management fee, payable monthly in arrears, for its investment management services in an amount equal to 0.80% of the Fund’s average weekly managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets attributable to common shareholders. By showing the management fee as a percentage of net assets, the management fee is not expressed as a percentage of all of the assets the Fund intends to invest. For purposes of the table, the management fee has been converted to 1.18% of the Fund’s average weekly net assets as of August 26, 2026 by dividing the total dollar amount of the management fee by the Fund’s average weekly net assets (managed assets less outstanding leverage).

(4)          Reflects interest expense paid on $103 million in average borrowings under the Fund’s Amended and Restated Liquidity Agreement with State Street Bank and Trust Company, plus $202 million in additional average structural leverage related to certain securities lending programs, as described in the accompanying prospectus under “Leverage.”

(5)          Reflects estimated dividend expense on $117 million aggregate liquidation preference of mandatory redeemable preferred shares (“MRP Shares” or “MRPS”) outstanding. See “Prospectus Summary- Use of Leverage by the Fund” and “Leverage” in the accompanying prospectus for additional information.

(6)          “Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.

Management Fees [Percent]	[3]	1.18%
Interest Expenses on Borrowings [Percent]	[4]	1.39%
Dividend Expenses on Preferred Shares [Percent]	[5]	0.59%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.08%
Total Annual Expenses [Percent]		3.24%
Expense Example [Table Text Block]

Example:

The following example illustrates the expenses that common shareholders would pay on a $1,000 investment in common shares, assuming (1) net annual expenses of 3.24% of net assets attributable to common shareholders; (2) a 5% annual gross return; and(3) all distributions are reinvested at net asset value:

	1 Year	3 Years	5 Years	10 Years
Total Expenses Paid by Common Shareholders(7)	$42	$109	$178	$361

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed. Moreover, our actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

(7)          The example includes sales load and estimated offering costs.

Expense Example, Year 01	[7]	$ 42
Expense Example, Years 1 to 3	[7]	109
Expense Example, Years 1 to 5	[7]	178
Expense Example, Years 1 to 10	[7]	$ 361
Purpose of Fee Table , Note [Text Block]

The purpose of the table and the example above is to help investors understand the fees and expenses that they, as common shareholders, would bear directly or indirectly. For additional information with respect to our expenses, see "Management of the Fund" on page 59 of the accompanying prospectus.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund is a diversified, closed-end management investment company. We commenced operations in June 2002 following our initial public offering. As of August 26, 2026, we had $1.4 billion of total managed assets, including $117 million of outstanding mandatory redeemable preferred shares (“MRP Shares” or “MRPS”). As of August 26, 2026 the Fund had utilized $342.4 million of the $430 million available under the Amended and Restated Liquidity Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB” or “State Street”) ($102.4 million of borrowings outstanding, and $240 million in structural leverage consisting of collateral received from SSB in connection with securities on loan), representing 24.0% of the Fund’s managed assets as of that date, and had $117 million of MRP Shares outstanding, representing 8.2% of the Fund’s managed assets. Combined, the borrowings under the SSB Agreement and the outstanding MRP Shares represented 32.2% of the Fund’s managed assets. Structural leverage refers to borrowings under the liquidity agreement in respect of which the Fund's interest payments are reduced or eliminated by the Fund's securities lending activities. See "Leverage." Our fiscal year ends on October 31. Our investment objective is to provide total return through a combination of capital appreciation and current income.

Effects of Leverage [Text Block]

The section titled “Effects of Leverage” beginning on page 38 of the Prospectus is deleted in its entirety and replaced with the following:

The SSB Agreement provides for credit availability for the Fund, such that it may borrow up to $430 million. As of August 26, 2026, the Fund had utilized $342.4 million of the $430 million available under the SSB Agreement ($102.4 million in borrowings outstanding, and $240 million in structural leverage consisting of collateral received from SSB in connection with securities on loan), representing 24.0% of the Fund’s managed assets as of that date, and had $117 million of MRP Shares outstanding, representing 8.2% of the Fund’s managed assets. Combined, the borrowings under the SSB Agreement and the outstanding MRP Shares represented 32.2% of the Fund’s managed assets. Interest on the SSB Agreement is charged on the drawn amount at the rate of the Overnight Bank Financing Rate (“OBFR”) plus 0.52%, payable monthly in arrears. Interest on overdue amounts or interest on the drawn amount paid during an event of default will be charged at OBFR plus 2.52%. These rates represent floating rates of interest that may change over time. The SSB Agreement has a commitment fee of 0.10% of any undrawn amount. As of August 26, 2026, the interest rate charged under the SSB Agreement was 4.18%.

The Fund’s MRP Shareholders are entitled to receive monthly cash dividends, at a currently effective dividend rate per annum for each series of MRP Shares as follows (subject to adjustment as described above in “Mandatory Redeemable Preferred Shares”): 4.24% for Series C MRP Shares, 2.68% for Series E MRP Shares, 6.24% for Series G MRP Shares, and 6.19% for Series H MRP Shares.

To cover the interest expense on the borrowings under the SSB Agreement (including “net income” payments made with respect to borrowings offset by collateral for securities on loan) and the dividend payments associated with the MRP Shares, based on rates in effect on August 26, 2026, the Fund’s portfolio would need to experience an annual return of 1.32% (before giving effect to expenses associated with senior securities).

Leverage is a speculative technique that could adversely affect the returns to common shareholders. Leverage can cause the Fund to lose money and can magnify the effect of any losses. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to common shareholders as dividends and other distributions will be reduced or potentially eliminated.

The Fund will pay, and common shareholders will effectively bear, any costs and expenses relating to any borrowings and to the issuance and ongoing maintenance of preferred shares, including the MRP Shares, or debt securities. Such costs and expenses include the higher management fee resulting from the use of any such leverage, offering and/or issuance costs, and interest and/or dividend expense and ongoing maintenance.

Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund’s ability to pay dividends and distributions on common shares in certain instances. The Fund may also be required to pledge its assets to the lenders in connection with certain types of borrowings. The Fund may be subject to certain restrictions on investments imposed by guidelines of and covenants with rating agencies for the preferred shares or short-term debt instruments issued by the Fund. These guidelines and covenants may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

Because Calamos’ investment management fee is a percentage of the Fund’s managed assets, Calamos’ fee will be higher if the Fund is leveraged and Calamos will have an incentive to be more aggressive and leverage the Fund. Consequently, the Fund and Calamos may have differing interests in determining whether to leverage the Fund’s assets. Any additional use of leverage by the Fund effected through new, additional or increased credit facilities or the issuance of preferred shares would require approval by the Board of Trustees of the Fund.

The following table illustrates the hypothetical effect on the return to a holder of the Fund’s common shares of the leverage obtained by us (and utilized on August 26, 2026). The purpose of this table is to assist you in understanding the effects of leverage. As the table shows, leverage generally increases the return to common shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Assumed Portfolio Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Common Share Return(l)	(16.68)%	(9.31)%	(1.94)%	5.43%	12.80%

(1) Includes interest expense on the borrowings under the SSB Agreement, accrued at interest rates in effect on August 26, 2026 of 4.18%, and dividend expense on the MRP Shares.

Annual Interest Rate [Percent]			4.18%
Effects of Leverage [Table Text Block]
Assumed Portfolio Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Common Share Return(l)	(16.68)%	(9.31)%	(1.94)%	5.43%	12.80%

(1) Includes interest expense on the borrowings under the SSB Agreement, accrued at interest rates in effect on August 26, 2026 of 4.18%, and dividend expense on the MRP Shares.

Return at Minus Ten [Percent]		(16.68%)
Return at Minus Five [Percent]		(9.31%)
Return at Zero [Percent]		(1.94%)
Return at Plus Five [Percent]		5.43%
Return at Plus Ten [Percent]		12.80%
Effects of Leverage, Purpose [Text Block]

The following table illustrates the hypothetical effect on the return to a holder of the Fund’s common shares of the leverage obtained by us (and utilized on August 26, 2026). The purpose of this table is to assist you in understanding the effects of leverage. As the table shows, leverage generally increases the return to common shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Share Price			$ 12.89
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SECURITIES

The Fund is authorized to issue an unlimited number of common shares, without par value. The Fund is also authorized to issue preferred shares and debt securities. As of August 26, 2026, the Fund had 80,871,314 common shares outstanding and MRP Shares outstanding in the following amounts: 1,340,000 Series C MRP Shares, 1,330,000 Series E MRP Shares, 1,320,000 Series G MRP Shares, and 690,000 Series H MRP Shares. As of such date, the Fund had not issued any debt securities. Subject to the restrictions under the 1940 Act, the Board of Trustees may, from time to time, establish additional series or classes of Fund shares and set forth the designations, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications or terms or conditions of redemption of such shares and pursuant to such classification or reclassification to increase or decrease the number of authorized shares of any existing class or series but the Board may not change any outstanding shares in a manner materially adverse to such shareholders. The Board of Trustees, without shareholder approval but subject to the governing documents of the Fund and the MRP Shares, is authorized to amend the Agreement and Declaration of Trust and By-Laws to reflect the terms of any such class or series.

As of August 26, 2026, the Fund had total leverage of approximately $459.4 million representing approximately 32.2% of the Fund’s managed assets as of that date. The Fund will pay, and common shareholders will effectively bear, any costs and expenses relating to any borrowings by the Fund, including the financial leverage described above, as well as any additional leverage incurred as a result of this offering. Such costs and expenses include the higher management fee resulting from the use of any such leverage, offering and/or issuance costs, and interest and/or dividend expense and ongoing maintenance. Borrowings under the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account. Interest on the SSB Agreement is charged on the drawn amount at the rate of OBFR plus 0.52%, payable monthly in arrears. Interest on overdue amounts or interest on the drawn amount paid during an event of default will be charged at OBFR plus 2.52%. The SSB Agreement has a commitment fee of 0.10% of any undrawn amount. As of August 26, 2026, the interest rate charged under the SSB Agreement was 4.18%. Prior to January 1, 2022, the reference rate used by the SSB Agreement was Overnight LIBOR.

II.           Further Revisions to Disclosure

All disclosure in the Fund’s Prospectus, SAI and Prospectus Supplement not specifically referenced above is hereby amended to the extent necessary to conform to the information provided in this supplement.

Outstanding Securities [Table Text Block]

The following table provides information about our outstanding securities as of August 26, 2026:

Title of Class	Amount Authorized	Amount Held by the Fund for its Account	Amount Outstanding
Common Shares	Unlimited	0	80,871,314
MRPS-Series C	1,340,000	0	1,340,000
MRPS-Series E	1,330,000	0	1,330,000
MRPS-Series G	1,320,000	0	1,320,000
MRPS-Series H	690,000	0	690,000

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			80,871,314
Mandatory Redeemable Preferred Shares Series C [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			MRPS-Series C
Outstanding Security, Authorized [Shares]			1,340,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,340,000
Mandatory Redeemable Preferred Shares Series E [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			MRPS-Series E
Outstanding Security, Authorized [Shares]			1,330,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,330,000
Mandatory Redeemable Preferred Shares Series G [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			MRPS-Series G
Outstanding Security, Authorized [Shares]			1,320,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			1,320,000
Mandatory Redeemable Preferred Shares Series H [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			MRPS-Series H
Outstanding Security, Authorized [Shares]			690,000
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			690,000

[1]	Represents the estimated commission with respect to the Fund’s common shares being sold in this offering. There is no guarantee that there will be any sales of the Fund’s common shares pursuant to this prospectus supplement and the accompanying prospectus. Actual sales of the Fund’s common shares under this prospectus supplement and the accompanying prospectus, if any, may be less than as set forth under “Capitalization” above. In addition, the price per share of any such sale may be greater or less than the price set forth under “Capitalization” above, depending on the market price of the Fund’s common shares at the time of any such sale.
[2]	Shareholders will pay a $15.00 transaction fee plus a $0.02 per share brokerage charge if they direct Computershare Shareowner Services LLC (the “Plan Agent”) to sell common shares held in an account of the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). In addition, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends or distributions. If a participant elects to have the Plan Agent sell part or all of his or her common shares and remit the proceeds, such participant will be charged his or her pro rata share of brokerage commissions on the shares sold. See “Dividends and Distributions on Common Shares; Automatic Dividend Reinvestment Plan” on page 72 of the accompanying prospectus.
[3]	The Fund pays Calamos an annual management fee, payable monthly in arrears, for its investment management services in an amount equal to 0.80% of the Fund’s average weekly managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets attributable to common shareholders. By showing the management fee as a percentage of net assets, the management fee is not expressed as a percentage of all of the assets the Fund intends to invest. For purposes of the table, the management fee has been converted to 1.18% of the Fund’s average weekly net assets as of August 26, 2026 by dividing the total dollar amount of the management fee by the Fund’s average weekly net assets (managed assets less outstanding leverage).
[4]	Reflects interest expense paid on $103 million in average borrowings under the Fund’s Amended and Restated Liquidity Agreement with State Street Bank and Trust Company, plus $202 million in additional average structural leverage related to certain securities lending programs, as described in the accompanying prospectus under “Leverage.”
[5]	Reflects estimated dividend expense on $117 million aggregate liquidation preference of mandatory redeemable preferred shares (“MRP Shares” or “MRPS”) outstanding. See “Prospectus Summary- Use of Leverage by the Fund” and “Leverage” in the accompanying prospectus for additional information.
[6]	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
[7]	The example includes sales load and estimated offering costs.